RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Related Party Transactions [Table Text Block]
	December 31,	December 31,	December 31,
	2017	2016	2015

Consulting fees paid or accrued to officers or their companies	$610,821	$539,706	$495,683
Directors’ fees	2,310	2,267	4,692

Stock option grants to officers and directors	610,000	400,000	250,000
Stock option grant price range	$0.24	$0.31	$0.15